Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Current Assets
Cash	$ 4,867,414	$ 2,590,539	$ 47,241
Accounts receivable, net - trade	9,098,991	5,050,951	5,254,562
Accounts receivable, net - related party	85,555	93,506	14,630
Inventory, net	2,355,756	1,591,619	1,473,425
Due from related parties	0		2,239,875
Deferred offering cost		278,820
Advance to suppliers	4,466,068	4,112,915	3,716,616
Other current assets	171,875	23,063	307,235
Total current assets	21,045,659	13,741,413	13,053,584
Property, plant and equipment, net	77,644	102,516	81,471
Other Assets
Restricted cash	600,000
Long-term prepaid expenses	21,807
Total Assets	21,745,110	13,843,929	13,135,055
Current Liabilities
Short-term bank loans	1,751,398	1,652,917	3,298,240
Long-term bank loans - current portion			659,648
Accounts payable - trade	291,637	415,819	466,999
Due to related parties	0	415,381	170,164
Advance from customers	69,419		1,114,027
Other current liabilities	79,231	45,731	138,594
Total current liabilities	2,191,685	2,529,848	5,847,672
Long-term bank loans	700,559	661,167
Total Liabilities	2,892,244	3,191,015	5,847,672
Equity
Common stock, $0.001 par value, 20,000,000 shares authorized, 11,932,000 and 10,000,000 shares issued and outstanding as of March 31, 2018 and September 30, 2017.	11,932	10,000	10,000
Additional paid-in capital	11,322,819	5,023,080	5,023,080
Retained earnings	5,203,670	4,004,317	733,007
Accumulated other comprehensive income	1,366,172	718,941	625,795
Total Stockholders' Equity	17,904,593	9,756,338	6,391,882
Non controlling Interest	948,273	896,576	895,501
Total Equity	18,852,866	10,652,914	7,287,383
Total Liabilities and Equity	$ 21,745,110	$ 13,843,929	$ 13,135,055